Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of property, plant and equipment [Abstract]
Office equipment, fixtures and furniture	$ 33,655	$ 514
Less: accumulated depreciation	(5,335)	(5)
Total	$ 28,320	$ 509